Treasury Stock - Additional Information (Detail) - American Depository Shares - shares		4 Months Ended		12 Months Ended
	Mar. 05, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Capitalization, Equity [Line Items]
Share Repurchase Plan, shares repurchased (in shares)		1,553,085	586,869	0	1,553,085	586,869
Business acquisition, shares issued				146,372	0	840,114
Managed Network Entities | Galaxy ENet Inc
Schedule of Capitalization, Equity [Line Items]
Business acquisition, shares issued	76,048				76,048